SHARE OPTIONS, RESTRICED STOCK UNITS AND WARRANTS - Performance stock units number and exercise price (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025 shares	Dec. 31, 2025 £ / shares	Dec. 31, 2025 EquityInstruments	Dec. 31, 2024 shares £ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Outstanding at beginning of period		2,850,000
Forfeited during the period		(2,850,000)
Outstanding at the end of period					2,850,000	2,850,000
Share price at grant date, outstanding at beginning of period | £ / shares			£ 1.15
Share price at grant date, forfeited during the period | £ / shares			1.15
Share price at grant date, outstanding at the end of the period | £ / shares					£ 1.15
Weighted average remaining vesting period of forfeited (months)	21 months
Weighted Average Remaining Vesting Period (months)					23 months	23 months
Performance Stock Units
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Vesting period, share-based payment arrangements							3 years
Outstanding at beginning of period		2,612,500			2,850,000	2,850,000
Granted during the period		22,250,000		22,250,000
Vested during the period					(237,500)	(237,500)
Forfeited during the period		(22,250,000)
Outstanding at the end of period					2,612,500	2,612,500	2,850,000
Share price at grant date, outstanding at beginning of period | $ / shares						$ 1.15
Share price at grant date, granted during the period | £ / shares			0.03
Share price at grant date, forfeited during the period | £ / shares			£ 0.03
Share price at grant date, outstanding at the end of the period | $ / shares						$ 1.15	$ 1.15
Weighted average remaining vesting period of granted (months)	36 months
Weighted average remaining vesting period of forfeited (months)	27 months
Weighted Average Remaining Vesting Period (months)					35 months	35 months
Performance Stock Units | Minimum
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Annual vesting percentage, other equity instruments							25.00%
Performance Stock Units | Maximum
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Annual vesting percentage, other equity instruments							100.00%
Performance Stock Units | Tranche one
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Vesting period, share-based payment arrangements	12 months
Performance Stock Units | Tranche two
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Vesting period, share-based payment arrangements	24 months
Performance Stock Units | Tranche three
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Vesting period, share-based payment arrangements	36 months